Dividends	6 Months Ended
Jun. 30, 2025
Interim Financial Reporting [Abstract]
Dividends	3Dividends
On 30 July 2025, the Directors approved a second interim dividend for 2025 of $0.10 per ordinary share in respect of the financial year ending
31 December 2025. This distribution amounts to approximately $1.74bn and will be payable on 26 September 2025. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2025		30 Jun 2024
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.36	6,397	0.31	5,872
In respect of current year:
– first interim dividend	0.10	1,750	0.10	1,877
– special dividend	—	—	0.21	3,942
Total	0.46	8,147	0.62	11,691
Total coupons on capital securities classified as equity		547		526
Dividends to shareholders		8,694		12,217